INTANGIBLE ASSETS, NET - Estimated Amortization Expense (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
Within 1 year	¥ 466,612
Between 1 and 2 years	461,342
Between 2 and 3 years	169,060
Between 3 and 4 years	21,226
Thereafter	23,033
Total	¥ 1,141,273